Financial Instruments - Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Detail) - Liquidity risk [member] - USD ($)
$ in Thousands
	Mar. 31, 2022	Mar. 31, 2021
Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	$ 338,456	$ 321,938
Contractual cash flows	(373,259)	(372,943)
Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(110,901)	(110,724)
Non-derivative Financial Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(6,275)	(1,972)
Non-derivative Financial Liabilities [Member] | At the end of two years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(243,334)	(9,579)
Non-derivative Financial Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(8,888)	(244,209)
Non-derivative Financial Liabilities [Member] | More Than Five Years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(3,861)	(6,459)
Convertible notes [Member]
Disclosure of financial liability [Line Items]
Carrying amount	201,240	187,574
Contractual cash flows	(230,000)	(230,000)
Convertible notes [Member] | At the end of two years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(230,000)
Convertible notes [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		(230,000)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	13,952	15,646
Contractual cash flows	(18,847)	(21,956)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(1,953)	(1,745)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(1,706)	(1,798)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member] | At the end of two years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(3,058)	(3,636)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(8,269)	(8,318)
Lease Liabilities [Member] | Non-derivative Financial Liabilities [Member] | More Than Five Years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(3,861)	(6,459)
Secured bank loans [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	1,392	735
Contractual cash flows	(1,590)	(824)
Secured bank loans [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(278)	(186)
Secured bank loans [Member] | Non-derivative Financial Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(249)	(174)
Secured bank loans [Member] | Non-derivative Financial Liabilities [Member] | At the end of two years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(444)	(258)
Secured bank loans [Member] | Non-derivative Financial Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(619)	(206)
Trades and other payables [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	62,827	53,581
Contractual cash flows	(62,827)	(53,581)
Trades and other payables [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(62,827)	(53,581)
Other Liabilities Related to Business Combination [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	10,075	14,875
Contractual cash flows	(11,025)	(17,055)
Other Liabilities Related to Business Combination [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(5,513)	(5,685)
Other Liabilities Related to Business Combination [Member] | Non-derivative Financial Liabilities [Member] | At the end of two years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(5,512)	(5,685)
Other Liabilities Related to Business Combination [Member] | Non-derivative Financial Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		(5,685)
Refund due to customers [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	35,970	49,527
Contractual cash flows	(35,970)	(49,527)
Refund due to customers [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(35,970)	$ (49,527)
Other Liabilities Related to Hotel Travel Group [Member] | Non-derivative Financial Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	13,000
Contractual cash flows	(13,000)
Other Liabilities Related to Hotel Travel Group [Member] | Non-derivative Financial Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(4,360)
Other Liabilities Related to Hotel Travel Group [Member] | Non-derivative Financial Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(4,320)
Other Liabilities Related to Hotel Travel Group [Member] | Non-derivative Financial Liabilities [Member] | At the end of two years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	$ (4,320)